Notes to the Consolidated Statements of Financial Position - Summary of other non current liabilities (Details) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Personnel related liabilities	€ 7.8	€ 0.9
Other	0.1	0.1
Total	€ 7.9	€ 1.0